Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of due to related parties

	December 31, 2017	December 31, 2016
Zhentao Jiang	$-	$3,656,342
Wenjie Tang	1,301,534	-
Total notes payable - related parties	1,301,534	3,656,342

Zhentao Jiang	-	150,858
Wenjie Tang	19,949	4,320
Guofu Zhang	40,902	58,316
Total due to related parties	60,851	213,494
Total	$1,362,385	$3,869,836